Loans - Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Accretable Yield Movement Schedule Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Balance, beginning of period	$ 15,623	$ 6,871
Addition	0	13,957
Accretion	(9,467)	(3,564)
Adjustment for payoffs	(3,896)	(1,917)
Adjustment for charge-offs	(1,115)	(45)
Adjustment for pool excess recovery	(123)	(222)
Increase in accretable yield	12,791	467
Disposals	(240)	0
Other	(198)	76
Balance, end of period	$ 13,375	$ 15,623